ASSETS HELD FOR SALE (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) item	Dec. 31, 2018 USD ($)
PROPERTY AND EQUIPMENT
Total assets held for sale		$ 23,746	$ 24,284
Total liabilities held for sale		1,245	1,125
Restoration provision associated with assets held for sale
PROPERTY AND EQUIPMENT
Total liabilities held for sale		1,245	1,125
Eagle Ford assets
PROPERTY AND EQUIPMENT
Total assets held for sale		$ 23,746	$ 24,284
Dimmit County assets
PROPERTY AND EQUIPMENT
Purchase price	$ 16,500
Number of wells drilled | item		2
Reimbursement for capital expenditures		$ 13,000
Adjustments to transaction price	$ 6,200